Restricted cash and restricted time deposit (Details) In Thousands, unless otherwise specified								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Bank loan USD ($)	Dec. 31, 2013 Bank loan USD ($)	Dec. 31, 2014 Restricted cash for issuance of bank acceptance and letter of guarantee CNY	Dec. 31, 2013 Restricted cash for issuance of bank acceptance and letter of guarantee CNY	Dec. 31, 2014 Restricted cash for collaterals for the short-term bank loans CNY	Dec. 31, 2013 Restricted cash for collaterals for the short-term bank loans CNY	Dec. 31, 2014 Restricted cash for capital verification of establishment of new entities CNY	Dec. 31, 2013 Restricted cash for capital verification of establishment of new entities CNY
Restricted cash and restricted time deposit
Restricted cash	$ 489,683	3,038,286	1,887,387			1,038,286	342,387	2,000,000	1,000,000	0	545,000
Short-term bank loans	$ 304,737	1,890,771	932,826	$ 309,000	$ 153,000
Term of bank deposits								1 year	1 year